Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivable
The following table provides the breakdown of Accounts receivable as at December 31, 2021 and 2020:

In millions	December 31,	2021	2020
Freight		$877	$869
Non-freight		225	211
Gross accounts receivable		1,102	1,080
Allowance for credit losses		(28)	(26)
Net accounts receivable		$1,074	$1,054